Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Voya CBRE Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya CBRE Long/Short Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return including capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 113), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 140).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/> Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.

		During the most recent fiscal year, the Fund's portfolio turnover rate was 374% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	374.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by taking long and short positions in equity securities of companies that are principally engaged in real estate industries (“real estate companies”). The sub-adviser (“Sub-Adviser”) defines a real estate company as a company that derives its intrinsic value from owning, operating, leasing, developing, managing, brokering and/or selling commercial or residential real estate, land or infrastructure. Real estate companies include real estate investment trusts.

When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying security decreases or increases between the time it is sold and the time when the Fund replaces the borrowed security. Short positions may be used either to eliminate or reduce investment or risk exposures within the Fund’s portfolio or to seek positive returns in instances where the Sub-Adviser believes a security’s price will decline.

There is no limit on the amount of the Fund’s short exposure, and it is possible that the Fund’s short exposure may equal or exceed the value of the Fund’s net assets. The Fund may invest the proceeds of its short sales in additional long positions, thus allowing the Fund to maintain long positions in excess of 100% of its net assets. The Fund’s use of short sales, and its investment of the short proceeds in additional long positions, will create investment leverage in the portfolio. The Fund may lose money on both the long positions in its portfolio and on its short positions at the same time. The Sub-Adviser varies the Fund’s long and short exposures over time, based on its assessment of market conditions and other factors, but expects the Fund to maintain net-long exposure over multi-year periods.

Under normal circumstances, the Fund invests primarily in equity securities including common stocks, preferred stocks, convertible securities, rights or warrants to buy common or preferred stocks, and depositary receipts providing indirect exposures to common or preferred stocks. The Fund may invest in initial public offerings. The Fund may invest up to 50% of its total assets in securities of non-U.S. issuers, including securities of issuers located in developed and emerging market countries. Securities may be denominated in U.S. dollars, non-U.S. currencies, or multinational currency units. The Fund may, but will not necessarily, hedge its currency exposure to securities denominated in non-U.S. currencies. The Fund may invest in pooled vehicles that hold non-U.S. currency to hedge its currency exposure or to enhance returns. The Fund may invest in securities of companies of any market capitalization. The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Fund has a fundamental investment policy to concentrate its investments in the real estate industries, and, under normal market conditions, the Fund will invest at least 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their business activities in the real estate group of industries.

The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”) and inverse ETFs, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and applicable exemptive orders thereunder (“1940 Act”). The Fund may invest in short positions in ETFs.

The Fund may invest in derivative instruments including options and forwards. The Fund typically uses derivatives to seek to reduce exposure or other risks such as interest rate or currency risk, as a substitute for taking a position in the underlying asset, and/or in an effort to enhance returns in the Fund.

The Sub-Adviser utilizes a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down geographic region and property sector allocation with bottom-up individual stock selection. The Sub-Adviser first selects property sectors and geographic regions in which to invest, and determines the degree of representation in the portfolio of such sectors and regions, through a systematic evaluation of real estate market trends and conditions. The Sub-Adviser then uses a proprietary valuation process to identify real estate companies that it believes exhibit superior current income and/or growth potential relative to their peers. The Sub-Adviser’s proprietary valuation process examines several factors, including the value and quality of a company’s properties, its capital structure, its strategy and the ability of its management team. The Sub-Adviser will also typically employ third-party portfolio optimization tools to help in its evaluation of the Fund’s current portfolio and its identification of potential investments for the Fund.

Short positions are an important part of the Fund’s investment strategy. The Sub-Adviser seeks to use short-selling to contribute to the Fund's performance and to help preserve capital during declines in the real estate securities market. Securities that are valued unfavorably using the Sub-Adviser’s in-house process are considered for short positions, although the Sub-Adviser will consider various other factors, such as a company’s size relative to its property sector or geographic region, as well as a security’s liquidity, in determining whether to short a security. The Fund may buy and sell investments frequently, which could result in a high portfolio turnover rate.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund has a fundamental investment policy to concentrate its investments in the real estate industries, and, under normal market conditions, the Fund will invest at least 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their business activities in the real estate group of industries.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration: As a result of the Fund “concentrating,” as that term is defined in the 1940 Act, its assets in securities related to a particular industry or group of industries, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries will have a greater effect on the Fund, and if securities of the particular industry or group of industries as a group fall out of favor, the Fund could underperform, or its net asset value may be more volatile than, funds that have greater industry diversification.

Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Foreign Investments/Developing and Emerging Markets:
Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Initial Public Offerings: Investments in initial public offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs or that the IPOs in which the Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Fund’s asset base is small, the impact of such investments on the Fund’s return will be magnified. If the Fund’s assets grow, it is likely that the effect of the Fund’s investment in IPOs on the Fund’s return will decline.

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Issuer Non-Diversification: A “non-diversified” investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Inverse ETFs seek to provide investment results that match a certain percentage of the inverse of the results of a specific index. As such, investing in inverse ETFs may prevent the Fund from participating in market- or sector-wide gains and also may not prove to be an effective hedge. In addition to the risks associated with ETFs, inverse ETFs may use short sale or derivatives to match the inverse performance of the indices they track which may subject investments in inverse ETFs to these additional risks. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

Short Sales: Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. When the Fund sells a security short and the price of that security rises, it creates a loss. Short sales create leverage which may exaggerate any increase or decrease in the Fund’s net asset value causing the Fund to be more volatile than a fund that does not engage in short sales.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification: A “non-diversified” investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Performance for other share classes would differ to the extent they have differences in their fees and expenses.

Because Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2018, no performance information for Class T shares is provided below.

The Fund is the successor to CBRE Clarion Long/Short Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on July 17, 2017. The Fund’s performance prior to July 17, 2017 reflects the returns achieved by the Predecessor Fund.

		The Predecessor Fund acquired substantially all of the assets of another fund (the “Private Fund”) after the close of business on December 30, 2011; performance for the Predecessor Fund for periods prior to December 30, 2011 includes the performance of the Private Fund. The Private Fund was managed by the same adviser as the Predecessor Fund subject to investment policies, objectives, guidelines, and restrictions that the adviser to the Private Fund has informed the Fund were in all material respects equivalent to those to which the Predecessor Fund was subject. However, the Private Fund was not a registered investment company and was not subject to the same investment and tax restrictions as the Predecessor Fund. If it had been, the Private Fund’s performance might have been lower. In addition, the Private Fund was subject to a performance fee, which was paid to the adviser to the Private Fund out of the Private Fund’s assets, typically reducing the Predecessor Fund’s returns in periods when its performance was positive. The performance information in the bar chart and table for periods prior to December 30, 2011 reflects all fees and expenses, including any performance fees, incurred by the Private Fund. If the performance information for periods prior to December 30, 2011 had been adjusted to reflect Predecessor Fund expenses, the performance would have been higher or lower for a given period depending on the expenses (including any performance fee) incurred by the Predecessor Fund for that period. After-tax returns cannot be calculated for periods before the Private Fund’s acquisition by the Predecessor Fund. Quarterly information shows best and worst quarterly returns since the Predecessor Fund commenced operations on December 30, 2011 (and does not take into account any quarterly returns of the Private Fund).The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2018
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.voyainvestments.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A<br/> (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th 2014, 9.09% and Worst quarter: 2nd 2015, -6.85%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % <br/>(for the periods ended December 31, 2018)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Voya CBRE Long/Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend, Interest, and Stock Loan Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	3.07%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.12%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	4.97%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $1 million or more, and redeemed within 18 months of purchase.
1 Yr	rr_ExpenseExampleYear01	$ 1,043
3 Yrs	rr_ExpenseExampleYear03	2,008
5 Yrs	rr_ExpenseExampleYear05	2,970
10 Yrs	rr_ExpenseExampleYear10	5,364
1 Yr	rr_ExpenseExampleNoRedemptionYear01	1,043
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	2,008
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	2,970
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 5,364
2009	rr_AnnualReturn2009	13.59%
2010	rr_AnnualReturn2010	6.93%
2011	rr_AnnualReturn2011	6.35%
2012	rr_AnnualReturn2012	0.91%
2013	rr_AnnualReturn2013	0.42%
2014	rr_AnnualReturn2014	12.84%
2015	rr_AnnualReturn2015	(1.38%)
2016	rr_AnnualReturn2016	(1.28%)
2017	rr_AnnualReturn2017	4.12%
2018	rr_AnnualReturn2018	(7.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.85%)
1 Yr	rr_AverageAnnualReturnYear01	(13.04%)
5 Yrs	rr_AverageAnnualReturnYear05	(0.09%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Voya CBRE Long/Short Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend, Interest, and Stock Loan Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	3.07%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.83%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	4.72%
1 Yr	rr_ExpenseExampleYear01	$ 473
3 Yrs	rr_ExpenseExampleYear03	1,443
5 Yrs	rr_ExpenseExampleYear05	2,417
10 Yrs	rr_ExpenseExampleYear10	4,865
1 Yr	rr_ExpenseExampleNoRedemptionYear01	473
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,443
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	2,417
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 4,865
1 Yr	rr_AverageAnnualReturnYear01	(7.48%)
5 Yrs	rr_AverageAnnualReturnYear05	1.34%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Voya CBRE Long/Short Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.35%	[3]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Dividend, Interest, and Stock Loan Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	3.07%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.12%	[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2],[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	4.97%	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
1 Yr	rr_ExpenseExampleYear01	$ 735
3 Yrs	rr_ExpenseExampleYear03	1,732
5 Yrs	rr_ExpenseExampleYear05	2,727
10 Yrs	rr_ExpenseExampleYear10	5,205
1 Yr	rr_ExpenseExampleNoRedemptionYear01	735
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,732
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	2,727
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 5,205
Voya CBRE Long/Short Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.81%)
5 Yrs	rr_AverageAnnualReturnYear05	(1.97%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.55%)
Voya CBRE Long/Short Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.31%)
5 Yrs	rr_AverageAnnualReturnYear05	(1.00%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)
Voya CBRE Long/Short Fund | HFRX Equity Hedge Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(9.42%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%	[4]
Voya CBRE Long/Short Fund | HFRX Equity Hedge Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(9.42%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(0.25%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%	[4]
Voya CBRE Long/Short Fund | MSCI U.S. REIT® Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.57%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	7.80%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.38%	[4]
Voya CBRE Long/Short Fund | MSCI U.S. REIT® Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.57%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	7.80%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.38%	[4]
Voya CBRE Long/Short Fund | S&P 500® Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.38%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	8.49%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	12.70%	[4]
Voya CBRE Long/Short Fund | S&P 500® Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.38%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	8.49%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	12.70%	[4]

[1]	A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $1 million or more, and redeemed within 18 months of purchase.
[2]	The adviser is contractually obligated to limit expenses to 1.89%, 1.64%, and 1.89% for Class A, Class I, and Class T shares, respectively, through March 1, 2020. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, Dividend, Interest and Stock Loan Expense on Securities Sold Short, and Acquired Fund Fees and Expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	The index returns do not reflect deductions for fees, expenses, or taxes.